leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 5	$ 4	$ 9	$ 9
Other sublet revenue included in other operating income		1	1	1
Lease payments	$ 98	$ 81	$ 200	$ 184